STOCK-BASED COMPENSATION (Details) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Granite Plan	Dec. 31, 2012 Granite Plan Stock options	Dec. 31, 2011 Granite Plan Stock options	Dec. 31, 2010 Granite Plan Stock options	Jan. 04, 2013 Granite Plan Stock options Former officer
Stock-based compensation
Number of shares available for grant			2,090,000
Number
Outstanding, beginning of year (in shares)				235,000	835,000	882,000
Granted (in shares)						95,000
Exercised (in shares)	(30,000)	(490,000)		(30,000)	(490,000)		(50,000)
Cancelled or forfeited (in shares)					(110,000)	(142,000)
Outstanding, end of year (in shares)				205,000	235,000	835,000
Weighted Average Exercise Price
Outstanding, beginning of year (in Canadian dollars per share)				31.99	22.66	24.50
Granted (in Canadian dollars per share)						12.90
Exercised (in Canadian dollars per share)				31.85	14.22
Cancelled or forfeited (in Canadian dollars per share)					31.85	27.55
Outstanding, end of year (in Canadian dollars per share)				32.01	31.99	22.66
Total intrinsic values of options exercised				0.6	6.4